SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to May 14, 2024 through the date these financial statements were issued, and other than those listed below, has determined that it does not have any material subsequent events to disclose.

On April 3, 2024, the Company issued a warrant to purchase 500,000 shares of the Company’s Common stock under its Employee Stock Option Plan for consulting services.

On April 8, 2024, the Company issued a warrant to purchase 150,000 shares of the Company’s Common stock under its Employee Stock Option Plan for consulting services.

On April 8, 2024, the Company issued a warrant to purchase 10,000,000 shares of the Company’s Common stock under its Employee Stock Option Plan for services.

NOTE 11 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to April 1, 2024 through the date these financial statements were issued, and other than those listed below, has determined that it does not have any material subsequent events to disclose.

On January 24, 2024, the Company signed a memorandum of understand with the Vietnam Sericulture Association (“VSA”) and the Lam Dong Agro-Forestry Research & Experiment Center (“LAREC”) to enhance sericulture in Vietnam through the expanded application of the Company’s spider silk silkworm technology.

On January 31, 2024, the Company signed a five-year lease for a 700 square meter facility in Lam Dong, Vietnam that commenced on February 1, 2024 and ends on January 31, 2029. We pay an annual rent of ~$7,284 for year one and two of the lease. For years 3-5 the price will increase with Vietnam’s state land price bracket, not to exceed 10%.

On February 2, 2024, the Company repaid $90,000 of accrued expenses to its Chief Executive Officer.

On March 26, 2024, the Company authorized the reclassification of two shares of Preferred stock into Series A preferred stock as approved by the board of directors.

On March 26, 2024, the Company issued one share of Series A preferred stock to Mr. Thompson, our CEO and founder. In consideration for the share of Series A preferred stock, Mr. Thompson paid twenty thousand dollars ($20,000), in the form of debt cancellation.